UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley	Thomas S. White
Dechert LLP	Thomas White International, Ltd.
1775 I Street, N.W.	440 South LaSalle Street
Washington, D.C. 20006	Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 07/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Schedule of Investments

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Investment Portfolio                                                                                                          July 31, 2010

Sector Issue	Shares	Value
Common Stocks (98.9%)
Aerospace (1.5%)

Alliant Techsystems	1,075	72,197
L-3 Communications	3,250	237,380
		309,577

Banking (4.7%)
Bok Financialcorp	2,900	141,259
Commerce Bancshares	10,302	403,323
Hudson City Bancorp	13,650	169,533
New York Comm Banc	12,850	221,791
		935,906

Building (1.9%)
Armstrong World	4,650	170,004
Nvr Inc	200	125,300
Shaw Group Inc	2,600	83,304
		378,608
Capital Goods (1.5%)
Harsco Corp	3,750	86,850
Parker Hannifin	3,500	217,420
		304,270

Chemicals (1.5%)
Lubrizol Corp	3,300	308,517

Consumer Durable (2.8%)
Thor Industries	4,800	133,632
Toro Co	3,600	187,380
Wabco Holdings	6,050	234,014
		555,026

Consumer Retail (5.8%)
Big Lots Inc	5,250	180,128
BJ's Wholesale Club	5,650	257,358
Gamestop Corp	15,500	310,775
Radioshack Corp	9,300	200,322
Ross Stores	4,050	213,273
		1,161,856

Consumer Staples (5.4%)
Conagra Inc	7,650	179,622
Lorillard Inc	3,500	266,840
Nu Skin Enterprises	7,300	207,904
Reynolds American	7,600	439,432
		1,093,798

Energy (5.8%)
Oil States Intl Inc	12,400	569,656
Plains Exploration	6,600	148,830
Seacor Holdings	1,800	149,076
Unit Corp	4,100	167,690
Valero Energy	8,300	141,017
		1,176,269

Financial Diversified (11.1%)
Ameriprise Financial	3,350	142,006
HCP Inc	9,650	342,286
Health Care Reit Inc	7,850	355,684
Nationwide Health Pr	6,550	245,101
Raymond James Finan	5,800	154,744
Realty Income Corp	13,850	444,446
T Rowe Price Group	3,000	144,690
Ventas Inc	7,950	403,224
		2,232,181

Forest & Paper (1.2%)
Intl Paper	10,150	245,630

Health Care (7.6%)
Bio-Rad Labs	1,625	144,300
Edwards Lifesciences	5,050	291,890
Express Scripts Inc	5,100	230,418
Humana Inc	3,850	181,027
Schein Henry Inc	3,475	182,403
St. Jude Medical Inc	4,500	165,465
Watson Pharmaceut	8,100	328,050
		1,523,553

Industrial (5.8%)
Crane Co	4,100	145,714
Eaton Corp	4,950	388,377
Packaging Corp	10,700	256,800
Spx Corp	2,450	145,922
Teleflex Inc	2,250	127,507
Tyco International	2,650	101,442
		1,165,762

Insurance (7.3%)
Am Finacial Group	7,800	229,866
Assurant Inc	14,850	553,756
Lincoln Natl Corp In	9,850	256,494
Partnerre Hldgs Ltd	2,400	173,688
Stancorp Finl Group	2,300	86,687
Xl Capital Ltd	9,350	165,776
		1,466,267

Metals (1.0%)
Allengheny Tech	4,125	196,391

Services (12.7%)
Aaron's Inc	3,750	68,100
Autonation Inc	10,650	260,179
Career Education	3,850	94,056
Hasbro	8,200	345,630
Marriott Intl	3,750	127,163
Murphy Oil	7,300	399,675
Royal Caribbean	4,350	125,541
Service Cp Intl	38,350	326,742
Ww Grainger Inc	3,300	369,633
Yum! Brands Inc	10,400	429,520
		2,546,239

Technology (10.9%)
Accenture Plc	6,750	267,570
Avx Corp	20,400	287,232
Computer Sciences	3,500	158,655
Dst Systems Inc	8,350	343,018
Fiserv Corp	4,200	210,420
Harris Corp	5,350	238,236
Lexmark Intl Group	2,700	99,225
LSI Corp	53,400	215,202
Seagate Technology	10,850	136,167
Synopsys Inc	5,300	115,752
Western Digital	4,950	130,630
		2,202,107

Telecommunications (2.8%)
Frontier Communications	9,850	75,254
Level 3 Communications	83,300	94,129
Virgin Media	18,600	400,458
		569,841

Utilities (7.6%)
Alliant Energy Corp	9,500	328,320
CMS Energy Corp	16,950	269,844
Edison International	9,900	328,185
Nisource Inc	22,000	363,000
Southern Union	10,500	236,985
		1,526,334

Total Common Stocks	(Cost $17,435,431)	19,898,132

Sector Issue	Shares

Short-Term Obligations (1.3%)
	Principal Amount
American Family Variable Demand Note
0.10%, due 03/21/2011	251,806	251,806
Cash
	Total Short-Term Obligations	(Cost $251,806)	251,806

Total Investments:	100.2%	(Cost $17,318,605)	18,633,883
Other Assets, Less Liabilities:	(0.2)%		(16,477)
Total Net Assets:	100.0%		$18,617,406

THOMAS WHITE EMERGING MARKETS FUND
Investment Portfolio                                                                           July 31, 2010

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	97.8%
AUSTRIA:	1.0%

	Vienna Insurance+	Insurance	5,200	246,927

BRAZIL:	15.1%

	Banco Do Brasil Sa	Banking	15,300	265,700
	Brookfield Incorpora	Building	24,000	125,554
	Cia Paranaense Energ	Utilities	11,400	249,888
	Cia Saneamento Basic	Utilities	5,600	222,936
	Cia Siderurgica Naci ADR#	Metals	10,200	171,258
	Comp De Bebidas ADR#	Consumer Staple	3,200	349,504
	Edp Energias Do Bras	Utilities	5,700	116,359
	Itausa-Investimentos	Financial Div.	68,500	509,482
	Petroleo Brasileiro ADR#	Energy	22,200	808,080
	Vale Sa ADR3	Metals	31,000	861,800
				3,680,561

CHILE:	1.7%

	Banco Santander Chile ADR #	Banking	5,000	415,050

CHINA:	14.7%

	Anhui Conch Cement +	Building	106,000	369,749
	Bank Of China Ltd+	Banking	881,000	464,904
	Bank Of Communication+	Banking	409,000	455,135
	China Mobile Hk Ltd+	Telecommunications	34,000	345,120
	China Resources Power+	Utilities	104,000	226,366
	Cnooc Ltd+	Energy	181,000	304,478
	China Petroleum & Ch+	Energy	492,000	396,060
	Dongfeng Motor Grp+	Consumer Durables	306,000	426,136
	Shandong Weigao Gp+	Health Care	24,000	108,312
	Sinopharm Group Co+	Health Care	30,800	115,463
	Weichai Power Co Ltd+	Capital Goods	35,000	290,017
				3,501,740

CZECH REPUBLIC:	1.2%

	Philip Morris CR+	Consumer Staple	600	280,504

HONG KONG:	5.7%

	Cathay Pacific+	Transportation	168,000	376,169
	Jardine Strategic+	Financial Div.	16,500	387,705
	Kingboard Chemicals+	Chemicals	74,000	342,043
	Swire Pacific Ltd+	Financial Div.	30,000	365,082
				1,470,999

HUNGARY:	0.5%

	Mol Hungarian Oil And Gas+	Energy	1,400	126,095

INDIA:	8.3%

	Doctor Reddy's Lab ADR #	Health Care	3,500	101,185
	Hdfc Bank Ltd ADR	Banking	3,100	510,198
	Icici Bank Ltd ADR	Banking	12,200	474,702
	Infosys Tech ADR#	Technology	8,100	489,888
	Larsen & Toubro Gdr+	Capital Goods	6,000	230,292
	Patni Computer Systems ADR #	Technology	9,400	207,458
				2,013,723

INDONESIA:	4.8%

	Astra Intl Tbk Pt+	Consumer Durables	43,000	243,754
	Bank Mandiri Tbk+	Banking	510,000	342,822
	Indo Tambangraya+	Metals	81,000	338,037
	United Tractors Ord+	Capital Goods	107,000	241,050
				1,165,663

KOREA:	11.8%

	Honam Petrochemical+	Chemicals	1,300	189,330
	Hyosung Corporation+	Consumer Retail	2,600	180,031
	Hyundai Marine & Fire+	Insurance	11,800	241,697
	Kt Corp ADR #	Telecommunications	17,900	337,415
	Lg Corp+	Industrial	2,800	193,133
	Lg Display Co Ltd ADR#	Technology	26,700	410,379
	Lg Innotek Co Ltd+	Technology	1,900	257,711
	Samsung Electronic GDR+	Technology	2,430	839,983
	Samsung Securities +	Financial Div.	4,600	232,920
				2,882,599

MALAYSIA:	2.4%

	Ammb Holdings Bhd+	Banking	148,000	239,582
	Genting Malaysia Bhd+	Services	135,000	121,082
	Tanjong Plc+	Services	21,000	117,781
	Ytl Corporation Bhd+	Industrial	50,000	117,725
				596,170

MEXICO:	5.6%

	America Movil Sab	Telecommunications	179,000	443,115
	Coca-Cola Femsa	Consumer Staple	34,600	236,920
	Grupo Mexico Sab	Metals	90,100	239,558
	Industrias Penoles S	Metals	11,100	232,001
	Walmart De Mexico V	Consumer Retail	96,000	223,008
				1,374,602

POLAND:	1.1%

	Grupa Lotos Sa+	Energy	12,600	132,465
	Kghm Polska Miedz Sa+	Industrial	4,100	142,268
				274,733

PHILLIPPINES:	1.0%

	Phil. Long Distance+	Telecommunications	4,400	233,996

RUSSIA:	7.2%

	Lukoil Oao Spons ADR	Energy	4,200	239,258
	Oao Gazprom GDR+	Energy	21,000	453,283
	Severstal GDR+	Metals	32,600	386,180
	Tatneft GDR+	Energy	13,900	429,712
	VTB Bank Ojsc GDR+	Banking	45,300	245,594
				1,754,027

SINGAPORE:	1.5%

	Overseas Chinese Bank+	Banking	54,000	358,695

SOUTH AFRICA:	10.5%

	African Rainbow Mine+	Metals	6,200	145,147
	Anglogold Ashanti+	Metals	2,600	105,161
	Aspen Pharmacare+	Health Care	22,400	250,555
	Gold Field Ltd+	Metals	10,000	134,965
	Metropolitan Holding+	Insurance	102,000	241,597
	Mtn Group Ltd+	Telecommunications	16,300	261,049
	Naspers Ltd+	Services	6,700	285,547
	Remgro Ltd+	Industrial	17,800	243,961
	Sasol Ltd+	Energy	9,300	368,314
	Shoprite Holdings+	Consumer Retail	20,700	259,309
	Tiger Brands+	Consumer Staple	10,000	248,579
				2,544,184

THAILAND:	1.6%

	Krung Thai Bank +	Banking	580,000	234,204
	PTT Explor & Prod +	Energy	35,800	165,696
				399,900

TURKEY:	0.5%

	KOC Holdings+	Industrial	33,000	130,690

UNITED KINGDOM:	1.6%

	Standard Chartered+	Banking	13,400	387,220

Total Common Stocks		(Cost $22,435,222)		23,838,078

SHORT TERM OBLIGATIONS:	18.3%
		Principal Amount

	Northern Institutional Treasury Fund	$567,613		567,613
HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio	3,876,840		3,876,840
Total Short Term Obligations		(Cost $4,444,453)		4,444,453

Total Investments	116.2%	(Cost $26,879,675)		28,282,531
Other Assets, Less Liabilities:	(16.2)%			(3,944,162)
Total Net Assets:	100.0%			$24,338,369

# All or a portion of securities on loan at July 31, 2010.
ADR – American Depository Receipt.  GDR – Global Depository Receipt.
+  Fair Valued Security

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio                                                                                                                                July 31, 2010

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	96.9%
AUSTRALIA:	1.0%

	Bhp Billiton +	Metals	34,000	1,227,349
	Commonwealth Bank #+	Banking	56,000	2,669,990
				3,897,339

AUSTRIA:	0.3%

	Omv Ag+	Energy	41,600	1,392,934

BELGIUM:	0.5%

	Delhaize Group+	Consumer Retail	25,900	1,911,493

BRAZIL:	5.4%

	Cia De Bebidas Das A	Consumer Staple	22,800	2,468,248
	Cia Saneamento Basic	Utilities	182,000	3,639,782
	Cia Vale Do Rio Doce	Metals	203,164	4,929,490
	Itau Unibanco Multip	Banking	187,440	4,219,687
	Itausa-Investimentos	Financial Div.	411,000	3,056,895
	Petroleo Brasileir	Energy	225,400	3,569,524
				21,883,626

CANADA:	8.02%

	Alimentation Couche	Consumer Retail	104,800	2,185,111
	Bank Nova Scotia	Banking	54,447	2,732,940
	Canadian Ntrl Resour	Energy	71,200	2,452,299
	Canadian Pacific Rwy	Transportation	44,000	2,628,098
	Eldorado Gold Corp	Metals	106,000	1,722,309
	Enbridge Inc	Utilities	55,500	2,702,101
	Encana Corp	Energy	109,600	3,351,546
	Industrial Alliance	Insurance	60,000	1,904,844
	Nexen Inc	Energy	154,700	3,213,506
	Rogers Communication (NYSE listed) #	Services	37,500	1,302,000
	Rogers Communication (TSX listed)	Services	78,500	2,730,465
	Royal Bank Of Canada	Banking	55,000	2,874,679
	Teck Resources Ltd-B	Metals	72,000	2,535,199
				32,335,097

CHINA:	3.8%

	Bank Of Communication+	Banking	1,575,500	1,753,216
	China Petroleum+	Energy	1,956,000	1,574,580
	Cnooc Ltd+	Energy	940,000	1,581,268
	Dongfeng Motor Grp #+	Consumer Durables	5,264,000	7,330,646
	Ind & Comm Bk Of China+	Banking	4,305,000	3,283,423
				15,523,133

CZECH REPUBLIC:	0.5%

	Philip Morris Cr As+	Consumer Staple	4,100	1,916,776

DENMARK:	0.8%

	H Lundbeck A/S+	Health Care	104,300	1,585,297
	Topdanmark A/S+	Insurance	13,100	1,618,601
				3,203,898

FINLAND:	1.9%

	Pohjola Bank Plc #+	Banking	488,300	6,073,964
	Sampo A Ord+	Insurance	70,800	1,729,375
				7,803,339

FRANCE:	6.0%

	Bnp Paribas+	Banking	92,900	6,356,274
	Bouygues #+	Telecommunications	76,150	3,206,319
	Christian Dior+	Consumer Retail	44,750	4,851,061
	CNP Assurances #+	Insurance	152,000	3,137,782
	France Telecom Sa+	Telecommunications	91,000	1,902,455
	Sanofi-Aventis+	Health Care	47,100	2,736,458
	Schneider Electric+	Industrial	19,900	2,295,857
				24,486,206

GERMANY:	5.6%

	Basf+	Chemicals	83,450	4,856,723
	Deutsche Bank Ag+	Banking	91,000	6,339,551
	Muenchener Rueckver+	Insurance	16,600	2,306,024
	Rwe Ag+	Utilities	66,000	4,662,616
	Sap Ag+	Technology	57,900	2,650,066
	United Internet Ag #+	Technology	162,000	2,000,311
				22,815,291

HONG KONG:	3.0%

	Cheung Kong+	Financial Div.	313,000	3,767,831
	Jardine Strategic #+	Financial Div.	279,000	6,555,747
	Swire Pacific Ltd+	Financial Div.	156,000	1,898,426
				13,803,272

INDIA:	2.0%

	Doctor Reddy's Lab ADR #	Health Care	67,000	1,936,970
	Infosys Tech ADR #	Technology	99,100	5,993,568
				7,930,538

INDONESIA:	2.9%

	Gudang Garam Tbk Pt+	Consumer Staple	892,000	3,492,894
	Indo Tambangraya+	Metals	838,500	3,499,312
	Semen Gresik Persero+	Building	2,418,500	2,500,729
	United Tractors Ord+	Capital Goods	1,100,000	2,478,080
				11,971,015

ISRAEL:	1.2%

	Teva Pharma ADR	Health Care	96,600	4,718,910

ITALY:	1.4%

	Eni Spa+	Energy	270,800	5,532,065

JAPAN:	12.0%

	Amada Co Ltd+	Capital Goods	278,000	1,809,697
	Asahi Breweries Ltd+	Consumer Staple	315,300	5,570,973
	Astellas Pharma Inc.+	Health Care	45,600	1,542,133
	Daiichi Sankyo Co+	Health Care	92,000	1,711,660
	Eisai Co #+	Health Care	28,600	973,269
	Fast Retailing Co+	Consumer Retail	14,600	2,192,006
	Fuji Electric Hldgs #+	Capital Goods	900,000	2,484,270
	Hokuriku Electric Power #+	Utilities	79,900	1,766,869
	Marubeni+	Industrial	664,000	3,548,682
	Minebea Co Ltd+	Technology	761,000	4,215,636
	Nintendo Co+	Services	5,400	1,501,949
	Nippon Electric Glass #+	Chemicals	183,000	2,317,951
	Nissan Motor Company+	Consumer Durables	428,700	3,276,425
	Nissin Foods Holding+	Consumer Staple	64,500	2,252,063
	Nitori Co Ltd #+	Consumer Retail	23,800	2,047,147
	NTT+	Telecommunications	44,500	1,852,295
	Sankyo Co Gunma+	Services	49,000	2,393,596
	Sony Financial Holdings+	Insurance	725	2,636,083
	Sumitomo Mitsui Financial+	Banking	79,100	2,439,317
	Yamada Denki Co Ltd+	Consumer Retail	35,000	2,352,665
				48,884,686

KOREA:	4.2%

	Lg Electronics+	Technology	27,000	2,298,254
	Lg Innotek Co Ltd+	Technology	13,600	1,844,667
	Posco Adr #	Metals	30,150	3,135,902
	Samsung Electronics+	Technology	12,000	8,238,302
	S-Oil Corp+	Energy	33,850	1,611,903
				17,129,028

MALAYSIA:	1.3%

	Hong Leong Bank Bhd+	Banking	724,000	2,050,151
	Petronas Dagangan+	Energy	269,600	870,754
	Tanjong Plc+	Services	404,500	2,268,679
				5,189,584

MEXICO:	2.7%

	America Movil Sab	Telecommunications	2,332,400	5,773,856
	Grupo Financiero Ban	Financial Div.	419,000	1,640,427
	Grupo Mexico Sab	Metals	684,400	1,819,683
	Industrias Penoles S	Metals	91,650	1,915,577
				11,149,543

NETHERLANDS:	2.3%

	Arcelormittal NV #+	Metals	36,600	1,115,411
	Koninklijke Dsm NV+	Chemicals	65,700	3,118,720
	Unilever NV-Cva+	Consumer Staple	168,200	4,948,259
				9,182,390

POLAND:	0.4%

	Grupa Lotos Sa+	Energy	153,700	1,615,863

RUSSIA:	1.7%

	Oao Gazprom Gdr+	Energy	116,900	2,523,275
	Tatneft Gdr+	Energy	135,833	4,199,209
				6,722,484

SINGAPORE:	4.1%

	Jardine Cycle & Carriage+	Consumer Retail	247,000	6,505,066
	Keppel Corp Ltd+	Industrial	242,000	1,657,337
	Singapore Telecom+	Telecommunications	1,872,000	4,302,792
	United Overseas Bank+	Banking	288,000	4,193,510
				16,658,705

SOUTH AFRICA:	3.2%

	Anglogold Ashanti+	Metals	64,400	2,604,748
	Aspen Pharmacare+	Health Care	178,500	1,996,612
	Gold Field Ltd+	Metals	151,000	2,037,972
	Metropolitan Holding+	Insurance	191,000	452,402
	Remgro Ltd+	Industrial	194,000	2,658,906
	Shoprite Holdings+	Consumer Retail	231,300	2,897,495
	Tiger Brands+	Consumer Staple	98,900	2,458,446
				15,106,581

SPAIN:	4.5%

	Banco Santander Sa+	Banking	628,384	8,027,543
	Criteria Caixacorp+	Financial Div.	413,500	2,020,319
	Repsol+	Energy	188,300	4,444,294
	Telefonica Sa+	Telecommunications	172,400	3,914,997
				18,407,153

SWEDEN:	1.3%

	Atlas Copco+	Capital Goods	169,800	2,778,183
	Sandvik Ab #+	Capital Goods	180,500	2,336,175
				5,114,358
SWITZERLAND:	2.1%

	Baloise Holding Ag+	Insurance	28,000	2,243,041
	Julius Baer Group+	Financial Div.	43,200	1,511,823
	Novartis+	Health Care	100,500	4,887,848
				8,642,712

UNITED KINGDOM:	11.5%

	Anglo American Plc+	Metals	45,600	1,806,517
	Astrazeneca Plc+	Health Care	107,500	5,426,729
	Bhp Billiton Plc+	Metals	149,600	4,592,750
	Brit Am Tobacco+	Consumer Staple	61,900	2,133,031
	Compass Group Plc+	Services	377,875	3,145,583
	G4S Plc #+	Services	450,300	1,829,074
	Imperial Tobacco+	Consumer Staple	165,200	4,674,995
	Marks & Spencer Plc #+	Consumer Retail	700,000	3,786,930
	Next Plc+	Consumer Retail	122,900	4,151,414
	Rio Tinto Plc ADR #	Metals	29,200	1,516,064
	Royal Dutch Shell B+	Energy	180,900	4,766,154
	Standard Chartered+	Banking	305,600	8,830,954
				46,660,195

UNITED STATES:	0.8%

	Philip Morris Intl	Consumer Staple	63,000	3,215,520

Total Common Stocks		(Cost $350,765,327)		393,222,466

SHORT TERM OBLIGATIONS:	11.6%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 0.00%, due 08/01/10		$12,123,812	12,123,812
HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		34,936,176	34,936,176
Total Short Term Obligations		(Cost $49,018,532)		47,059,988

Total Investments	108.4%	(Cost $397,825,315)		440,282,454
Other Assets, Less Liabilities:	(8.4)%			(34,105,527)
Total Net Assets:	100.0%			$406,176,927

# All or a portion of securities on loan at July 31, 2010.
ADR – American Depository Receipt.  GDR – Global Depository Receipt.
+  Fair Valued Security

Item 2.	Controls and Procedures.

(a)
Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ASSET MANAGEMENT TRUST

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	September 29, 2010

By:	/s/ David M. Sullivan II.
Treasurer (Principal Financial Officer)

Date:	September 29, 2010